LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of loans by class
	December 31, 2012	December 31, 2011
Commercial
Commercial and industrial	$83,631	$60,448
Non-farm, nonresidential real estate	167,565	139,642
Construction and development	36,323	29,042
Commercial loans secured by real estate	23,983	6,161
Other commercial	24,423	45,630
Total commercial	$335,925	$280,923
Residential and consumer
Consumer loans	11,621	14,297
Single family residential	196,349	196,882
Other retail	23,264	25,700
Total residential and consumer	231,234	$236,879
	$567,159	$517,802
Less:
Allowance for loan losses	(8,809)	(9,200)
Total net loans	$558,350	$508,602

Schedule of aging of loan portfolio
	30-89 Days	90 Days and	Total		Total
December 31, 2012	Past Due	Greater Past Due	Past Dues	Current	Loans
Residential and consumer
Consumer	$112	$7	$119	$11,502	$11,621
Single-family residential	3,543	387	3,930	192,419	196,349
Other retail	193	-	193	23,071	23,264
Residential and consumer total	$3,848	$394	$4,242	$226,992	$231,234
Commercial
Commercial and industrial	$618	$1,457	$2,075	$81,556	$83,631
Nonfarm, nonresidential real estate	666	448	1,114	166,451	167,565
Construction and development	160	-	160	36,163	36,323
Commercial loans secured by real estate	22	193	215	23,768	23,983
All other commercial	741	1,379	2,120	22,303	24,423
Commercial total	$2,207	$3,477	$5,684	$330,241	$335,925
Total	$6,055	$3,871	$9,926	$557,233	$567,159

	30-89 Days	90 Days and	Total		Total
December 31, 2011	Past Due	Greater Past Due	Past Dues	Current	Loans
Retail
Consumer loans	$73	$4	$77	$14,220	$14,297
Single-family residential	5,131	1,002	6,133	190,749	196,882
Other retail	1	-	1	25,699	25,700
Retail Total	$5,205	$1,006	$6,211	$230,665	$236,879
Commercial
Commercial and industrial	$3,858	$1,419	$5,277	$55,171	$60,448
Nonfarm, nonresidential real estate	2,166	320	2,486	137,156	139,642
Construction and development	44	-	44	28,998	29,042
Commercial loans secured by real estate	-	-	-	4,095	4,095
Other commercial	1,441	159	1,600	50,191	47,696
Commercial total	$7,509	$1,898	$9,407	$271,516	$280,923
Total	$12,714	$2,904	$15,618	$502,184	$517,802

Schedule of impaired loans by loan type

	Unpaid	Recorded	Recorded
	Contractual	investment	Investment	Total		Average
	Principal	with no	with	Recorded	Related	Recorded	Interest
December 31, 2012	Balance	allowance	allowance	Investment	Allowance	Investment	Recognized*
Commercial
Commercial and industrial	$2,036	$1,076	$328	$1,404	$103	$3,483	$74
Nonfarm, nonresidential real estate	3,613	2,417	-	2,417	-	1,606	83
Construction and development	682	-	682	682	118	682	35
Other commercial	3,124	3,124	-	3,124		3,099	126
Commercial total	9,455	6,617	1,010	7,627	221	8,870	318
Retail
Single-family residential	1,237	402	613	1,015	82	1,059	39
Retail total	1,237	402	613	1,015	82	1,059	39
Total	$10,692	$7,019	$1,623	$8,642	$303	$9,929	$357

	Unpaid	Recorded	Recorded
	Contractual	investment	Investment	Total		Average
	Principal	with no	with	Recorded	Related	Recorded	Interest
December 31, 2011	Balance	allowance	allowance	Investment	Allowance	Investment	Recognized*
Commercial
Commercial and industrial	$5,839	$738	$5,678	$5,446	$601	$5,069	$193
Nonfarm, nonresidential real estate	4,378	2,986	2,115	4,573	307	5,232	35
Construction and development	870	-	870	870	203	941	39
Other commercial	3,238	-	-	1,498	-	1,527	190
Commercial total	14,325	3,724	8,663	12,387	1,111	12,769	457
Retail
Single-family residential	1,388	142	1,075	1,217	131	1,269	44
Retail total	1,388	142	1,075	1,217	131	1,269	44
Total	$15,713	$3,866	$9,738	$13,604	$1,242	$14,038	$501

	Unpaid	Recorded	Recorded
	Contractual	investment	Investment	Total		Average
	Principal	with no	with	Recorded	Related	Recorded	Interest
December 31, 2010	Balance	allowance	allowance	Investment	Allowance	Investment	Recognized*
Commercial	$27,198	$9,215	$14,333	$23,548	$2,707	$24,274	$916
Residential real estate	1,784	801	744	1,545	205	1,611	42
Total	$28,982	$10,016	$15,077	$25,093	$2,912	$25,885	$958

* Interest income recognized approximates cash bases interest income.

Schedule of the nonaccrual loans by loan type

	2012	2011
Commercial & industrial	$1,595	$5,030
Nonfarm, nonresidential	1,372	2,030
Construction and development	50	267
Commercial real estate	126	-
Other commercial	1,379	-
Consumer	11	72
Single-family residential	3,541	4,070
Total	$8,074	$7,399

Schedule of troubled debt restructurings

	Twelve Months Ended December 31, 2012			Twelve Months Ended December 31, 2011
		Post-			Post-
		Modification	Net Charge-offs		Modification	Net Charge-offs
	Number of	Outstanding	Resulting from	Number of	Outstanding	Resulting from
(Dollars in Thousands)	Loans	Balance	Modifications	Loans	Balance	Modifications
Commercial:
Commercial and industrial	1	$8	$-	8	$3,319	$-
Nonfarm nonresidential	1	361	-	7	1,828	-
Tax exempt state and political	-	-	-	1	1,379	-
Farmland	-	-	-	2	171	-
Retail:
Consumer	1	3	-	6	36	-
Single-family residential	3	237	-	8	1,197	-

Total troubled debt restructurings	6	$609	$-	32	$7,930	$-

Schedule of loans modified during the past 12 months that subsequently defaulted
	Twelve Months Ended
	December 31, 2011
	Number of	Recorded
(in thousands)	Loans	Balance
Commercial:
Nonfarm nonresidential	1	$320
Retail:
Consumer	1	20
Single family residential	1	441
Total defaulted restructured loans	3	$781

Schedule of risk grades and classified loans by class of commercial loan portfolios

December 31, 2012
		Nonfarm,		Commercial Loans	All Other
Commercial Loan Portfolio: Credit risk	Commercial &	Nonresidential	Construction &	Secured by	Commercial	Commercial
profile by internally assigned grade	Industrial	Real Estate Loans	Development	Residential R/E	Loans	Loan Totals

Pass (1-5)	$81,560	$164,290	$35,543	$21,660	$22,857	$325,910
Special Mention (6)	269	815	98	398	-	1,580
Substandard (7)	726	2,460	682	1,925	187	5,980
Doubtful (8)	1,076	-	-	-	1,379	2,455
TOTALS	$83,631	$167,565	$36,323	$23,983	$24,423	$335,925

Retail Loan Portfolio: Credit risk profiles	Consumer	Single-Family	All Other	Retail Loan
based on delinquency status classification	Loans	Residential**	Retail Loans	Totals

Performing	$11,610	$192,808	$23,131	$227,549
Nonperforming*	11	3,541	133	3,685
TOTALS	$11,621	$196,349	$23,264	$231,234

December 31, 2011
		Nonfarm,		Commercial Loans	All Other
Commercial Loan Portfolio: Credit risk	Commercial &	Nonresidential	Construction &	Secured by	Commercial	Commercial
profile by internally assigned grade	Industrial	Real Estate Loans	Development	Residential R/E	Loans	Loan Totals

Pass (1-5)	$50,163	$131,786	$27,613	$5,045	$42,771	$257,378
Special Mention (6)	4,137	4,232	504	439	-	9,312
Substandard (7)	1,692	2,033	925	677	1,480	6,807
Doubtful (8)	4,456	1,591	-	-	1,379	7,426
TOTALS	$60,448	$139,642	$29,042	$6,161	$45,630	$280,923

Retail Loan Portfolio: Credit risk profiles	Consumer	Single-Family	All Other	Retail Loan
based on delinquency status classification	Loans	Residential**	Retail Loans	Totals

Performing	$14,225	$193,753	$25,368	$233,346
Nonperforming*	72	3,129	332	3,533
TOTALS	$14,297	$196,882	$25,700	$236,879
*	Loans are classified as nonperforming loans and are automatically placed on nonaccrual status once they reach 90 days past due. For purposes of this table, all loans graded substandard or below are included in nonperforming.

**	Single-family residential loans include primary liens, closed-end secondary liens, residential construction loans and home equity lines of credit